Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	Unlimited	Unlimited
Ordinary shares, shares issued	38,667,707	22,706,701
Ordinary shares, shares outstanding	34,667,707	22,706,701